Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Major components of tax expense (income) [abstract]
Current income tax	€ (2.0)	€ (1.7)		€ (0.5)
Deferred income tax	28.6	0.1		2.4
Total	€ 26.6	€ (1.6)	[1]	€ 1.9

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.